Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of reconciliation of beginning and ending accrued self-insured claims

(In millions)	Accrued Self-insured Claims, Net
Balance as of December 31, 2011	$108
Provision for self-insured claims	35
Cash payments	(40)

Balance as of December 31, 2012	103
Provision for self-insured claims	47
Cash payments	(49)

Balance as of December 31, 2013	$101